RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required	$ (1)		$ (1)							$ (14)	$ (4)	$ (5)	$ (7)	$ (8)
Non-cash charges	9		53							10	53	60	2	13
Total restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Restructuring reserve	90	92				49				90		92	49	75	75
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required										(13)		(5)	(6)	(8)
Restructuring reserve	73	73				36				73		73	36	60	68
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring reserve						1							1	2	2
Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		20		12
Reversal of reserves no longer required												(1)	(3)
Restructuring reserve	3	12				2				3		12	2	7	1
Advanced Materials | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												20		12
Restructuring reserve		12										12		7
Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		22
Estimated additional charges												25
Reversal of reserves no longer required										(14)		(4)	(1)	(7)
Restructuring charges related to the simplification of the commercial organization and optimization of our distribution network												5
Restructuring reserve	49	69				25				49		69	25	17	63
Restructuring reserve related to the streamlining of business						1							1	5
Number of new strategic business units resulting from streamlining of business													2	2
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Textile Effects | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges										5		62
Estimated additional charges										19
Non-cash charges										2
Textile Effects | Pension curtailment gain
Accrued restructuring costs by type of cost and initiative
Pension curtailment gain												38
Textile Effects | Simplification of the commercial organization and optimization of our distribution network
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		2										2
Textile Effects | Langweid, Germany and Basel, Switzerland | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required												(4)
Textile Effects | Langweid, Germany | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges														13
Restructuring reserve		2				3						2	3	7
Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges													15
Restructuring reserve		15				19						15	19
Textile Effects | Basel, Switzerland | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												12
Textile Effects | Basel, Switzerland | Closure of facility
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		47										47
Textile Effects | North Carolina consolidation
Accrued restructuring costs by type of cost and initiative
Restructuring charges												4
Restructuring reserve		1										1
Textile Effects | Textile Effects Acquisition
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		2				2						2	2	5
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												10		47
Reversal of reserves no longer required													(2)	(1)
Restructuring reserve	2	3				8				2		3	8	11	7
Pigments | Contract terminations
Accrued restructuring costs by type of cost and initiative
Restructuring charges														14
Pigments | Decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges														8
Pigments | Grimsby, U.K. plant
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	7	29
Non-cash charges														4
Expected additional charges related to closure of Grimsby, U.K. plant													8
Pigments | Umbogintwini, South Africa plant | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
Pigments | Huelva, Spain and Scarlino, Italy plants | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		3										3
Pigments | Huelva, Spain plant | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges														18
Restructuring reserve														11
Pigments | Grimsby United Kingdom and Scarlino Italy Plants
Accrued restructuring costs by type of cost and initiative
Expected additional charges related to closure and workforce reductions		6										6
Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		1				1						1	1		1
Performance Products | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring reserve						1							1
Corporate and other
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required													(1)
Non-cash charges														3
Restructuring reserve		1				5						1	5	4
Corporate and other | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												2	5	11
Discontinued Operations
Accrued restructuring costs by type of cost and initiative
Restructuring reserve	6	6				8				6		6	8	34
Discontinued Operations | Australian styrenics business
Accrued restructuring costs by type of cost and initiative
Restructuring charges												6		63
Restructuring reserve						8							8	34
Discontinued Operations | Australian styrenics business | Contract terminations
Accrued restructuring costs by type of cost and initiative
Restructuring charges														8
Discontinued Operations | Australian styrenics business | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges														25
Discontinued Operations | Australian styrenics business | Decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges														30
Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring reserve	30									30				2	3
Polyurethanes | Rozenburg, The Netherlands site
Accrued restructuring costs by type of cost and initiative
Restructuring reserve														2
Continuing operations
Accrued restructuring costs by type of cost and initiative
Non-cash charges												60	2	12
2005 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1
2006 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges														1
2006 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges														1
2008 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1	5
Restructuring reserve						1							1
2008 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1	2
2008 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges														2
2008 initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges														1
2009 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	1		2							5	5	7	9	78
Restructuring reserve	7	11				20				7		11	20
2009 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										1			1	12
2009 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges														10
2009 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	8	45
2009 initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges														11
2010 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges			2							1	5	15	23
Restructuring reserve	9	16				24				9		16	24
2010 initiatives | Advanced Materials | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required													2
2010 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												13	15
2010 initiatives | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges													2
2010 initiatives | Performance Products | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Total restructuring, impairment and plant closing costs													2
2010 initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges										1		2	6
2011 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	5		99							9	110	89
Restructuring reserve	42	63								42		63
2011 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		21
2011 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		65
2011 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
2006 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges												1
Restructuring reserve		2				4						2	4
2006 initiatives and prior | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												$ 1